Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of other provisions [line items]
Provisions, Beginning	$ 298
Additions	37
Accretion	1
Reversal	(1)
Payments	(154)
Current	101	$ 224
Long-term	80	79
Provisions, Ending	181
Payments made on severence and employee related provision	130
As reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	303
Current		224
Long-term		79
Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	(5)
Current		(5)
Long-term		0
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	78
Additions	0
Accretion	1
Reversal	0
Payments	0
Current	0
Long-term	79
Provisions, Ending	79
Asset Retirement Obligations [Member] | As reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	78
Current		0
Long-term		78
Asset Retirement Obligations [Member] | Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	0
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	142
Additions	14
Accretion	0
Reversal	0
Payments	(143)
Current	13
Long-term	0
Provisions, Ending	13
Restructuring [Member] | As reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	142
Current		141
Long-term		1
Restructuring [Member] | Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	0
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	78
Additions	23
Accretion	0
Reversal	(1)
Payments	(11)
Current	88
Long-term	1
Provisions, Ending	89
Other [Member] | As reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	83
Current		83
Long-term		$ 0
Other [Member] | Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	$ (5)